Balance Sheet - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Total Intangible Assets	kr 414,115
Tangible Assets
Total Tangible Assets	163	kr 104
Non-Current Financial Assets
Total Non-Current Financial Assets	2,225	1,939
Total non-current assets	469,599	24,068
Current assets
Other current assets	22,801	2,719
Prepaid expenses	17,746	18,287
Total current assets excluding cash	0	46,586
Cash	996,304	753,540
Total current assets	1,036,851	821,132
TOTAL ASSETS	1,506,450	845,200
Restricted shareholders' equity
Share capital	1,998	1,548
Non-restricted shareholders' equity
Retained earnings	(918,596)	(488,096)
Total equity	1,256,300	788,071
Non-current liabilities
Total non-current liabilities	144,531	3,759
Current liabilities
Accounts payable	53,827	24,384
Other current liabilities	9,888	3,394
Total current liabilities	105,619	53,370
TOTAL EQUITY AND LIABILITIES	1,506,450	845,200
Parent Company
Intangible Assets
Licenses and similar rights	16,066	16,066
Total Intangible Assets	16,066	16,066
Tangible Assets
Equipment	80	104
Total Tangible Assets	80	104
Non-Current Financial Assets
Participations in Group companies	295,259	101
Receivables from Group companies	1,485	0
Other non-current financial assets	1,939	1,939
Total Non-Current Financial Assets	298,683	2,040
Total non-current assets	314,829	18,210
Current assets
Accounts receivables	0	46,586
Other current assets	10,998	2,718
Prepaid expenses	14,490	18,287
Total current assets excluding cash	25,488	67,591
Cash	978,208	752,448
Total current assets	1,003,696	820,039
TOTAL ASSETS	1,318,525	838,249
Restricted shareholders' equity
Share capital	1,998	1,548
Statutory reserve	3,092	3,092
Total Restricted shareholders' equity	5,090	4,640
Non-restricted shareholders' equity
Share premium reserve	2,116,721	1,268,334
Retained earnings	(479,379)	(448,989)
Net loss for the year	(407,363)	(36,186)
Total Non-restricted shareholders' equity	1,229,979	783,159
Total equity	1,235,069	787,799
Non-current liabilities
Provisions	105	50
Liabilities to Group companies	4,972	175
Total non-current liabilities	5,077	225
Current liabilities
Accounts payable	42,469	24,362
Liabilities to Group companies	4,003	425
Other current liabilities	1,120	907
Accrued expenses and deferred revenue	30,787	24,531
Total current liabilities	78,379	50,225
TOTAL EQUITY AND LIABILITIES	kr 1,318,525	kr 838,249